Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Current
Cash and cash equivalents	$ 2,194,413	$ 10,743,430
Short-term investments	39,670	43,384
Prepaids and other current assets	241,296	319,547
Held for sale equipment	20,000
Current assets of discontinued operations	181,327	1,760,918
Total current assets	2,676,706	12,867,279
Non-Current
Property, equipment and ROU assets, net	221,037	992,199
Intangible assets, net	0	1,620,562
Other assets	132,324	100,000
Total Assets	3,030,067	15,580,040
Current
Accounts payable and accrued liabilities	1,843,327	1,230,845
Current portion of lease obligations		435,507
Current liabilities of discontinued operations	111,733	173,438
Total current liabilities	1,955,060	1,839,790
Non-current
Lease obligations, net of current portion		305,755
Total Liabilities	1,955,060	2,145,545
Commitments and Contingencies (Note 11)
Shareholders' Equity
Common shares, no par value, unlimited authorized shares: 5,339,436 and 2,002,186 as of June 30, 2026 and June 30, 2025, respectively, issued and outstanding	94,282,698	91,221,174
Additional paid-in capital	36,894,146	39,322,644
Accumulated deficit	(130,230,406)	(117,237,892)
Accumulated other comprehensive income	128,569	128,569
Total Shareholders' Equity	1,075,007	13,434,495
Total Liabilities and Shareholders' Equity	$ 3,030,067	$ 15,580,040